GENERAL INFORMATION	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL INFORMATION
NOTE 1 - GENERAL INFORMATION

A.	General

	(1)	Check-Cap Ltd. (the “Company") was incorporated under the laws of the State of Israel. The registered address of its offices is 29 Abba Hushi Avenue, Isfiya 3009000, Israel.

	(2)	The Company has a wholly-owned subsidiary, Check-Cap US, Inc., that was incorporated under the laws of the State of Delaware on May 15, 2015.

(3)
The Company is a clinical stage medical diagnostics company aiming to redefine colorectal cancer (CRC) screening through the introduction of C-Scan®, the first and only patient-friendly preparation-free screening test to detect polyps before they may transform into colorectal cancer and enable early intervention and cancer prevention. The Company’s disruptive capsule-based screening technology aims to help millions of people to stay healthy through preventive CRC screening. C-Scan uses an ultra-low dose X-ray capsule, an integrated positioning, control and recording system, as well as proprietary software to generate a 3D map of the inner lining of the colon as it travels naturally along the gastrointestinal tract. C-Scan is non-invasive and requires no sedation. It requires no bowel preparation, allowing the patients to continue their daily routine with no interruption.

(4)
On February 24, 2015, the Company consummated an Initial Public Offering in the United States (U.S.) (the "IPO") concurrently with a private placement.

On August 11, 2016, the Company consummated a registered direct offering of ordinary shares and pre-funded warrants.

On June 2, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants.

On November 22, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants.

On May 8, 2018, the Company consummated an underwritten public offering of ordinary shares, pre-funded warrants and Series C warrants.

On February 6, 2019, the Company consummated a registered direct offering of ordinary shares and warrants.

In February 2020, the Company consummated a private placement of ordinary shares.

During April and May 2020, the Company consummated three registered direct offerings of ordinary shares and simultaneous private placements of warrants.

On July 27, 2020, the Company consummated a warrant exercise transaction to purchase ordinary shares and a simultaneous private placement of warrants.

During the first quarter of 2021, certain investors exercised their warrants previously issued by the Company.

In July 2021, the Company consummated a registered direct offering of ordinary shares and warrants.

On March 3, 2022, the Company consummated a registered direct offering of ordinary shares and warrants. See Note 5(1).

The Company's ordinary shares and Series C Warrants are listed on the NASDAQ Capital Market under the symbols "CHEK" and CHEKZ,” respectively.

The consolidated financial statements of the Company as of and for the six months ended June 30, 2022 include the financial statements of the Company and its wholly-owned U.S. subsidiary.

(5)
Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, recruiting management and technical staff, acquiring assets and raising capital. The Company is still in its development and clinical stage and has not yet generated revenues. The Company has incurred losses of $10,641 and $7,484 for the six months ended June 30, 2022 and 2021, respectively. As of June 30, 2022, the Company's accumulated deficit was approximately $118,826. The extent of the Company's future operating losses and the timing of becoming profitable are uncertain.

The Company has funded its operations to date primarily through equity financings, sale of its ordinary shares and warrants, the exercise of warrants and other financing transactions and through grants from the Israel Innovation Authority of the Ministry of Economy and Industry (the "IIA").

Additional funding will be required to complete the Company's research and development and clinical trials, to attain regulatory approvals, to establish manufacturing infrastructure and to begin the commercialization efforts of C-Scan. The Company has not yet commercialized its product. Even if the Company commercializes its product, it may not become profitable in the foreseeable future. The Company’s ability to achieve profitability depends on a number of factors, including its ability to obtain regulatory approval for its product, successfully complete any post-approval regulatory obligations and successfully commercialize its product alone or in partnership.

To meet its capital needs, the Company is considering multiple alternatives, including, but not limited to, additional equity financings and other financing transactions. While the Company has been successful in raising funds in the past, there can be no assurance that it will be able to do so in the future on a timely basis on terms acceptable to the Company, or at all. Uncertain market conditions and approval by regulatory bodies and adverse results from clinical trials may (among other reasons) adversely impact the Company's ability to raise capital in the future.

The Company believes that current cash on hand, will be sufficient to fund its ongoing operations and plans into the second quarter of 2024. Management expects that the Company will continue to generate losses from the development, manufacturing and infrastructure costs, clinical development and regulatory activities of C-Scan, which will result in negative cash flow from operating activity. The actual amount of cash that the Company will need to operate is subject to many factors, including, but not limited to, the initiation, timing, progress and results of clinical trials and other product development efforts regulatory path along with cost to commercialize its product.

(6)
On December 23, 2021, the Company received a notification from the Nasdaq Listing Qualifications (the “Staff”) that the Company is not in compliance with the minimum bid price requirement for continued listing set forth in Listing Rule 5550(a)(2), which requires listed securities to maintain a minimum bid price of $1.00 per share, and that the Company had 180 calendar days from December 23, 2021, or until June 21, 2022, to regain compliance with the minimum bid price requirement. On June 22, 2022, the Company was notified by the Staff that it is eligible for an additional 180 calendar day period, or until December 19, 2022, to regain compliance (the “Extension Period”). The Company can regain compliance, if by the end of the Extension Period, the closing bid price of its ordinary shares is at least $1.00 for a minimum of ten consecutive business days. If the Company cannot demonstrate compliance by the end of the Extension Period, the Staff will notify the Company that its ordinary shares are subject to delisting. On August 11, 2022, our shareholders approved a reverse share split (“Reverse Split”) of the Company’s ordinary shares within a range of 1 for 10 to 1 for 20, the exact ratio to be determined by further action of the Company’s Board of Directors, to be effective on a date to be determined by the Company’s Board of Directors and announced by the Company, and to amend the Company’s Articles of Association accordingly. If the Reverse Split is implemented, the number of authorized shares as well as the issued and outstanding ordinary shares would be reduced in accordance with the Reverse Split ratio and the par value per ordinary share will be increased proportionately. In addition, if the Reverse Split is implemented, the exercise price and the number of ordinary shares issuable pursuant to outstanding warrants will be adjusted pursuant to the terms of the respective warrants in connection with the Reverse Split.

Furthermore, upon completion of the Reverse Split, if implemented, the number of ordinary shares issuable pursuant to the Company’s 2006 Unit Option Plan and 2015 Equity Incentive Plan and 2015 US Sub-Plan to the 2015 Equity Incentive Plan, as well as the number of shares and exercise prices subject to outstanding options under the plans and the number of shares subject to outstanding restricted stock units (“RSUs”) under the plans shall be appropriately adjusted.

(7)
In early 2020, the World Health Organization declared the rapidly spreading coronavirus disease (COVID-19) outbreak a pandemic. The Company has in the past experienced temporary disruptions to its operations as a result of the COVID-19 pandemic including disruptions to the Company’s clinical studies and implemented several temporary cost reduction measures. The Company has also implemented several measures according to the Israel Ministry of Health’s guidelines, including remote working whenever possible, physical separation between employees and daily employee health monitoring. The extent to which the COVID-19 pandemic shall impact the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration and severity of the outbreak, the impact on the global economy, the impact of any further waves of COVID-19, the efficacy of the vaccines and the other actions that may be required to contain COVID-19 or treat its impact. In particular, the continued spread of COVID-19 globally could materially adversely impact the Company’s operations and workforce, including its research and clinical trials and its ability to continue raise capital, could affect the operations of key governmental agencies, such as the FDA, which may delay the Company’s development plans, and could result in the inability of the Company’s suppliers to deliver components or raw materials on a timely basis or at all, each of which in turn could have a material adverse impact on the Company’s business, financial condition and results of operation.